CONSOLIDATED STATEMENTS OF CASH FLOWS - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Operating Activities
Net loss	€ (3,836)	€ (3,484)
Add:
Net interest expense and other financing charges	2,149	1,098
Depreciation and amortization	13,067	8,454
Share based compensation	2,055	3,773
(Loss) gain on remeasurement of derivative liability	47	(13)
Gain on settlement of convertible debt	(595)
Gain on remeasurement of consideration receivable		(37)
(Loss) gain on remeasurement of deferred consideration	440	(804)
Unrealized foreign exchange gain (loss)	(591)	4
Transaction and acquisition costs attributable to convertible debt		121
Income tax expense	910	1,558
Adjustments to reconcile profit (loss) before working capital changes and income tax payable	13,646	10,670
Change in working capital	(455)	(3,646)
Income tax paid	(1,452)	(1,271)
Cash Flows From Operating Activities	11,739	5,753
Investing Activities
Purchases of property and equipment	(332)	(544)
Additions of intangible assets	(9,391)	(7,377)
Proceeds from sale of discontinued operations		91
Consideration paid upon business combination		(8,488)
Cash acquired from business combination		266
Prepaid consideration		(821)
Cash Flows Used In Investing Activities	(9,723)	(16,873)
Financing Activities
Proceeds from exercise of stock options	440	14
Repayment of convertible debt	(3,693)
Proceeds from convertible debt, net of costs		8,053
Repayment of lease liability	(595)	(188)
Repayment of loans	(109)	(661)
Interest income	1	13
Interest and financing fees	(210)	(334)
Cash Flows (Used In) Generated from Financing Activities	(4,166)	6,897
Effect of foreign currency exchange rate changes on cash and cash equivalents	(341)	(496)
Change in Cash and Cash Equivalents	(2,491)	(4,719)
Cash and cash equivalents at beginning of year	11,287	16,006
Cash and Cash Equivalents at end of year	€ 8,796	€ 11,287